Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting Information
Total assets	872,656	854,412
Total assets of non-consolidated affiliate entities	25,600	25,400
Private Banking & Wealth Management
Segment Reporting Information
Total assets	322,669	316,491
Investment Banking
Segment Reporting Information
Total assets	525,101	519,712
Adjustments
Segment Reporting Information
Total assets	24,886	18,209